12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2023
Notes
12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The non-cash transactions during the years ended December 31, 2023, 2022 and 2021 were as follows:

•As at December 31, 2023, a total of $Nil (2022 - $Nil; 2021 - $74,550) in share issue costs were included in due to related parties.